Impaired Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2011 Textiles and Garments Fair Values Of Gross Loans USD ($)	Mar. 31, 2011 Textiles and Garments Fair Values Of Gross Loans INR	Mar. 31, 2010 Textiles and Garments Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2010 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Fair Values Of Gross Loans NBFC/Financial Intermediaries USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) INR	Mar. 31, 2010 Fair Values Of Gross Loans Others (none greater than 5% of impaired loans) INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 463.9	20,662.4	$ 31.7	1,410.0	788.6	$ 463.9	20,662.4	19,262.9	$ 58.7	2,616.6	2,252.8	$ 48.2	2,147.1	$ 325.3	14,488.7	16,221.5